Investment Portfolio - September 30, 2025
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES		VALUE

LOAN ASSIGNMENTS - 0.6%
WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 3.250%), 7.252%, 2/14/2031[2]
(Identified Cost $4,884,203)		4,925,000	$4,927,660

CORPORATE BONDS - 20.6%

Non-Convertible Corporate Bonds- 20.6%
Communication Services - 0.5%
Media - 0.5%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027		3,800,000	3,778,654

Consumer Discretionary - 0.7%
Broadline Retail - 0.2%
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 11.156%, 12/31/2027 (Acquired 04/22/2021, cost $2,818,941)[2,3]	SEK	23,750,000	1,387,502

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp., 7.875%, 6/1/2027		800,000	840,000
SP Cruises Intermediate Ltd. (Bermuda), 11.50%, 3/14/2030[4]		4,000,000	3,791,790
			4,631,790
Total Consumer Discretionary			6,019,292

Energy - 2.4%
Energy Equipment & Services - 0.8%
Aberdeen Products, Inc., 12.25%, 4/7/2028		3,375,000	3,053,700
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[4]		3,382,927	3,366,120
			6,419,820
Oil, Gas & Consumable Fuels - 1.6%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 11/30/2025 (Acquired 09/10/2020-09/24/2025, cost $7,621,750)[3]		8,274,632	7,870,335
International Seaways, Inc., 7.125%, 9/23/2030		4,000,000	3,978,359
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $4,205,813)[3]		4,195,000	701,348
NuStar Logistics LP, 5.625%, 4/28/2027		927,000	933,751
			13,483,793
Total Energy			19,903,613

Financials - 8.8%
Banks - 0.8%
Bank of America Corp., (3 mo. U.S. Secured Overnight Financing Rate + 1.022%), 5.059%, 9/15/2026[2]		3,561,000	3,577,943

	PRINCIPAL AMOUNT1/ SHARES		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
The Bancorp, Inc., 7.375%, 9/1/2030		2,800,000	$2,873,253
			6,451,196
Capital Markets - 1.5%
BGC Group, Inc., 4.375%, 12/15/2025		4,460,000	4,450,240
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance, 5.95%, 9/17/2030[4]		4,000,000	3,904,265
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[4]		4,000,000	4,022,088
			12,376,593
Consumer Finance - 1.5%
Encore Capital Group, Inc., 6.625%, 4/15/2031[4]		4,000,000	3,987,057
Navient Corp., 6.75%, 6/15/2026		4,000,000	4,043,755
SLM Corp., 6.50%, 1/31/2030		4,325,000	4,508,292
			12,539,104
Financial Services - 2.4%
Clear Street Holdings LLC, 8.00%, 9/30/2030[4]		4,000,000	3,982,120
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028		1,200,000	1,279,089
Legres AB (Sweden) (3 mo. STIB + 9.000%), 11.107%, 12/30/2025 (Acquired 06/15/2023-06/28/2023, cost $3,048,944)[3]	SEK	32,500,000	2,761,727
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[4]		4,500,000	4,500,272
PHH Escrow Issuer LLC - PHH Corp., 9.875%, 11/1/2029[4]		2,000,000	2,026,658
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $1,375,000)[3]		1,375,000	1,177,831
Velocity Portfolio Group, Inc., 9.75%, 3/1/2033 (Acquired 02/07/2025, cost $4,000,000)[3]		4,000,000	4,097,530
			19,825,227
Insurance - 0.4%
F&G Annuities & Life, Inc., 6.50%, 6/4/2029		3,039,000	3,170,326

Mortgage Real Estate Investment Trusts (REITS) - 2.2%
Arbor Realty SR, Inc., 9.00%, 10/15/2027[4]		4,000,000	3,963,123
Arbor Realty Trust, Inc., 5.00%, 4/30/2026		9,506,000	9,380,494
ReadyCap Holdings LLC, 9.375%, 3/1/2028[4]		4,250,000	4,227,025
			17,570,642
Total Financials			71,933,088

Investment Portfolio - September 30, 2025
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 2.6%
Commercial Services & Supplies - 0.5%
Cartiga LLC, 9.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[3]	4,000,000	$3,996,979

Marine Transportation - 0.6%
Contships Logistics Corp. (Greece), 9.00%, 2/11/2030	4,500,000	4,548,692

Passenger Airlines - 1.1%
American Airlines, Inc. - AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026[4]	5,249,999	5,252,617
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	2,010,842	2,003,225
Series 2019-2, Class B, 3.50%, 5/1/2028	2,128,918	2,057,965
		9,313,807
Trading Companies & Distributors - 0.4%
Airborne Capital USA LLC, 10.50%, 8/2/2029	4,000,000	3,326,939

Total Industrials		21,186,417

Materials - 1.3%
Metals & Mining - 1.3%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029	4,050,000	4,409,064
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[4]	1,700,662	1,691,116
Nickel Industries Ltd. (Indonesia), 9.00%, 9/30/2030[4]	4,000,000	4,061,849
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[3,5]	5,870,000	59

Total Materials		10,162,088

Real Estate - 3.1%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 5/25/2026	4,320,000	4,278,053

Real Estate Management & Development - 0.5%
Five Point Operating Co. LP, 8.00%, 10/1/2030[4]	4,000,000	4,059,632

Specialized REITs - 2.1%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021-07/08/2022, cost $4,218,250)[3]	4,345,000	4,328,598
SBA Tower Trust,
1.884%, 1/15/2026[4]	2,750,000	2,729,138
6.599%, 1/15/2028[4]	6,110,000	6,273,633

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, (continued)
4.831%, 10/15/2029[4]	3,630,000	$3,653,447
		16,984,816
Total Real Estate		25,322,501

Utilities - 1.2%
Electric Utilities - 1.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[4]	8,250,000	8,821,122

Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[4]	1,105,000	1,172,786

Total Utilities		9,993,908

TOTAL CORPORATE BONDS
(Identified Cost $178,188,272)		168,299,561

ASSET-BACKED SECURITIES - 25.0%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[4]	4,500,000	4,394,257
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[4]	4,400,000	4,466,281
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.264%), 5.398%, 8/19/2038[2,4]	1,098,800	1,097,421
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[4]	2,964,009	3,019,538
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[4]	6,000,000	5,947,684
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[4]	3,670,695	3,152,918
Series 2020-1, Class B1, 2.28%, 7/15/2060[4]	1,798,904	1,253,194
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[4]	8,250,000	8,347,277
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[4]	2,380,000	2,473,001
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[4]	1,080,792	985,205
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[4]	1,210,051	1,122,287
CoreVest American Finance Trust,
Series 2019-3, Class A, 2.705%, 10/15/2052[4]	774,550	770,882
Series 2020-3, Class A, 1.358%, 8/15/2053[4]	87,871	86,758
Series 2020-4, Class A, 1.174%, 12/15/2052[4]	119,551	119,122

Investment Portfolio - September 30, 2025
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[4]	5,200,000	$5,133,666
Series 2023-1A, Class A2, 5.116%, 2/25/2053[4]	3,345,000	3,338,047
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[4]	5,000,000	4,795,281
ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.506%, 11/27/2073[2,4]	3,865,096	3,901,115
Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 5.317%, 11/25/2074[2,4]	7,900,000	7,899,545
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[4]	615,511	603,139
Finance of America Structured Securities Trust, Series 2024-S2, Class A1, 3.50%, 4/25/2074[4,6]	4,053,002	3,955,395
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[4]	4,760,000	4,622,324
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.334%), 5.481%, 5/16/2038[2,4]	1,419,021	1,418,943
Golub Capital Partners ABS Funding, Series 2024-1A, Class A2, 6.885%, 1/25/2034 (Acquired 02/14/2024, cost $4,000,000)[3]	4,000,000	4,000,516
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[4]	2,348,575	1,955,112
Gracie Point International Funding LLC, Series 2025-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.500%), 5.854%, 8/15/2028[2,4]	3,000,000	3,005,596
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[4]	3,230,000	3,231,009
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[4]	7,030,000	7,096,654
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%, 11/20/2051[4]	3,500,000	3,409,738
Series 2024-1A, Class A2, 5.893%, 6/20/2054[4]	1,000,000	1,015,780
HTS Fund II LLC, Series 2025-1, Class A, 5.351%, 6/23/2045[4]	3,650,000	3,667,525
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.557%, 2/15/2039[2,4]	3,500,000	3,430,012
Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/2038[4]	5,000,000	4,990,581

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064[4]	3,994,267	$4,051,220
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.624%), 4.981%, 6/25/2031[2]	1,915,655	1,893,901
Series 2015-BA, Class A3, (1 mo. U.S. Secured Overnight Financing Rate + 1.564%), 5.715%, 7/16/2040[2,4]	657,287	658,953
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.521%, 12/27/2066[2,4]	2,385,083	2,401,330
Series 2020-1A, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.521%, 6/25/2069[2,4]	3,029,893	3,050,005
Series 2020-GA, Class A, 1.17%, 9/16/2069[4]	298,005	279,103
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[4]	3,258,557	2,919,374
Series 2021-A, Class A, 0.84%, 5/15/2069[4]	502,887	460,437
Series 2022-A, Class A, 2.23%, 7/15/2070[4]	2,350,124	2,152,085
Series 2023-BA, Class A1A, 6.48%, 3/15/2072[4]	352,878	362,556
Series 2023-BA, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.700%), 6.072%, 3/15/2072[2,4]	823,381	830,877
Oxford Finance Credit Fund III LP,
Series 2024-A, Class A2, 6.675%, 1/14/2032[4]	2,700,000	2,735,929
Series 2025-A, Class A2, 5.878%, 8/14/2034[4]	3,400,000	3,437,716
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[4]	2,546,639	2,524,612
Series 2023-1A, Class A2, 6.716%, 2/15/2031[4]	3,646,221	3,668,139
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[4]	530,738	528,120
Series 2022-1, Class A2, 7.25%, 10/15/2034[4]	1,647,138	1,669,139
Series 2023-1, Class A, 7.42%, 7/15/2035[4]	4,789,498	4,898,506
Series 2024-1, Class A, 6.95%, 2/15/2036[4]	2,297,101	2,320,116
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[4]	4,693,120	4,426,618

Investment Portfolio - September 30, 2025
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust,
Series 2008-3, Class A3, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.262%), 5.602%, 10/25/2021[2]	3,314,126	$3,317,906
Series 2008-4, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.912%), 6.252%, 7/25/2022[2]	1,769,554	1,792,597
Series 2012-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.064%), 5.421%, 9/25/2028[2]	5,315,830	5,290,382
Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.121%, 5/26/2026[2]	8,498,501	8,358,267
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%, 6/15/2037[4]	980,363	959,708
Series 2024-D, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.100%), 5.474%, 7/15/2053[2,4]	4,518,191	4,493,016
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[4]	3,400,000	3,351,487
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[4]	355,281	343,267
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[4]	2,349,169	2,293,987
Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.436%, 6/25/2054[4]	4,000,000	4,016,163
Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,452,346
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30%, 11/17/2041[4]	2,986,777	2,955,468
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[4]	1,261,164	1,196,688
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[4]	1,658,621	1,553,709
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[4]	2,576,130	2,466,840
USQ Rail II LLC, Series 2021-3A, Class A, 2.21%, 6/28/2051[4]	5,052,176	4,843,018
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $205,764,169)		203,659,388

COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7%

BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[4,7]	1,737,548	1,661,483
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[4,7]	2,194,775	2,129,045

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Brean Asset Backed Securities Trust, (continued)
Series 2024-RM8, Class A1, 4.50%, 5/25/2064[4]	3,527,923	$3,466,664
Series 2025-RM11, Class A1, 4.75%, 5/25/2065[4,7]	2,992,915	2,937,101
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.642%, 6/15/2041[2,4]	5,100,000	5,099,352
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[4,7]	35,280	33,745
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[4,7]	6,506,496	5,574,008
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[4,7]	96,042	84,766
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[4,7]	5,765,030	5,067,525
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	26,585	26,368
Finance of America Structured Securities Trust,
Series 2022-S6, Class A1, 3.00%, 7/25/2061[4]	3,906,906	3,887,772
Series 2025-S1, Class A1, 3.50%, 2/25/2075[4]	4,617,944	4,462,923
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.450%), 5.600%, 12/15/2039[2,4]	5,000,000	4,999,859
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.437%, 1/25/2030[7]	50,292,789	2,371,253
GCAT Trust,
Series 2022-NQM3, Class A1, 4.348%, 4/25/2067[4,7]	7,741,127	7,603,888
Series 2024-NQM1, Class A1, 6.007%, 1/25/2059[4,6]	3,063,761	3,092,761
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[4,7]	4,222,736	3,776,552
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[4,7]	2,678,388	2,399,224
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 5/28/2052[2,4]	3,946,032	3,656,589
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[4,7]	7,209,722	6,582,572
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.393%), 5.543%, 3/15/2042[2,4]	4,050,000	4,050,140

Investment Portfolio - September 30, 2025
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[4,6]	5,513,416	$5,252,076
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[4,6]	3,162,767	3,125,555
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[4,6]	7,231,268	7,202,337
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[4,7]	109,460	107,369
Series 2021-1, Class A11, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.650%), 4.998%, 6/25/2051[2,4]	3,094,878	2,875,806
Series 2021-4, Class A3B, 2.00%, 8/25/2051[4,7]	3,815,618	3,010,096
Series 2021-5, Class A4, 2.50%, 8/25/2051[4,7]	7,641,259	6,897,997
Series 2021-INV5, Class A3A, 2.50%, 12/25/2051[4,7]	2,567,468	2,315,964
Series 2021-LTV2, Class A1, 2.520%, 5/25/2052[4,7]	4,033,198	3,326,660
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[4,7]	5,499,848	4,934,700
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A4, 4.415%, 1/25/2063[4,7]	4,276,265	4,188,168
Series 2025-1, Class A4, 3.692%, 1/25/2063[4,7]	3,851,191	3,620,921
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[4,7]	562,748	539,709
MFA Trust, Series 2021-INV2, Class A1, 1.906%, 11/25/2056[4,7]	3,100,526	2,772,427
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class A4, 2.50%, 7/25/2051[4,7]	8,953,619	8,022,350
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[4,7]	170,719	164,818
Series 2015-2A, Class A1, 3.75%, 8/25/2055[4,7]	229,880	223,715
Series 2019-2A, Class A1, 4.25%, 12/25/2057[4,7]	1,093,151	1,070,053
Series 2022-NQM2, Class A1, 3.079%, 3/27/2062[4,7]	7,520,607	7,096,278
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[4]	1,377,406	1,299,755
OBX Trust,
Series 2022-NQM2, Class A1A, 2.783%, 1/25/2062[4,6]	2,967,184	2,863,029
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[4,6]	2,614,888	2,629,481
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.158%, 7/25/2029 (Acquired 07/24/2023, cost $181,192)[2,3]	181,192	181,175

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[4,7]	4,211,332	$3,730,719
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/2041[4]	4,250,000	4,377,332
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[4]	2,644,389	2,647,191
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	90,243	78,608
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	956,260	871,503
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	92,051	83,889
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	119,511	109,182
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,4]	1,533,785	941,849
SUA LLC, Series 2025-1, Class A, 5.875%, 5/25/2040[4]	4,500,000	4,532,531
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[4,7]	1,407,741	1,346,524
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.443%), 5.593%, 2/15/2042[2,4]	3,500,000	3,479,783
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/2058[4,7]	152,351	150,266
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.272%, 10/25/2048[2,4]	538,668	539,236
UWM Mortgage Trust, Series 2021-1, Class A15, 2.50%, 6/25/2051[4,7]	2,120,619	1,750,455
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.742%), 5.892%, 6/15/2042[2,4]	3,650,000	3,651,054
Wells Fargo Mortgage Backed Securities Trust, Series 2020-1, Class A1, 3.00%, 12/25/2049[4,7]	2,020,209	1,778,560
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[4,7]	65,134	60,999
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $177,808,393)		176,813,710

FOREIGN GOVERNMENT BONDS - 0.6%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[4]
(Identified Cost $4,618,600)	4,630,000	4,700,237

Investment Portfolio - September 30, 2025
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES - 24.4%

U.S. Treasury Notes - 24.4%
U.S. Treasury Floating Rate Note
(3 mo. U.S. Treasury Bill Yield + 0.205%), 4.103%, 10/31/2026[2]	22,948,000	$22,950,711
(3 mo. U.S. Treasury Bill Yield + 0.159%), 4.057%, 7/31/2027[2]	16,925,000	16,914,502
U.S. Treasury Note
2.25%, 11/15/2027	79,974,000	77,755,971
3.125%, 11/15/2028	82,777,000	81,515,944
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $197,372,318)		199,137,128

U.S. GOVERNMENT AGENCIES - 5.9%

Mortgage-Backed Securities - 5.9%
Fannie Mae
Pool #MA0115, UMBS, 4.50%, 7/1/2029	11,513	11,538
Pool #MA1834, UMBS, 4.50%, 2/1/2034	77,254	77,667
Pool #995876, UMBS, 6.00%, 11/1/2038	140,279	147,964
Pool #FS4047, UMBS, 3.50%, 12/1/2042	6,409,969	6,078,879
Pool #AW5338, UMBS, 4.50%, 6/1/2044	381,676	378,762

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AS3878, UMBS, 4.50%, 11/1/2044	221,301	$219,502
Pool #BE7845, UMBS, 4.50%, 2/1/2047	76,402	75,692
Pool #MA4841, UMBS, 5.00%, 12/1/2052	7,212,257	7,189,103
Pool #FS6206, UMBS, 5.50%, 10/1/2053	7,075,405	7,208,678
Freddie Mac
Pool #C91359, 4.50%, 2/1/2031	36,731	36,924
Pool #D98711, 4.50%, 7/1/2031	124,150	124,843
Pool #C91746, 4.50%, 12/1/2033	99,979	100,565
Pool #G05900, 6.00%, 3/1/2040	25,656	27,095
Pool #RB5264, UMBS, 5.50%, 11/1/2043	6,020,049	6,149,565
Pool #RA8208, UMBS, 5.00%, 1/1/2053	6,044,889	6,031,437
Pool #QG6308, UMBS, 6.00%, 7/1/2053	6,951,986	7,175,474
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	7,526,057	7,538,209
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $46,727,131)		48,571,897

SHORT-TERM INVESTMENT - 1.1%
Dreyfus Government Cash Management, Institutional Shares, 4.04%[8]
(Identified Cost $8,969,268)	8,969,268	8,969,268
TOTAL INVESTMENTS -99.9%
(Identified Cost $824,332,354)		815,078,849
OTHER ASSETS, LESS LIABILITIES - 0.1%		1,029,372
NET ASSETS - 100%		$816,108,221

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2025
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
140	EUR Currency	CME	December 2025	20,636,000	$210,823
240	JPY Currency	CME	December 2025	20,442,000	(58,889)
350	U.K. Gilt (10 Year)	ICE	December 2025	42,759,751	211,280
1,000	U.S. Treasury Notes (2 Year)	CME	December 2025	208,398,438	(56,640)
TOTAL LONG POSITIONS					$306,574

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2025
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
350	Euro-BUND (10 Year)	EUREX	December 2025	52,831,663	$(46,080)
460	U.S. Ultra Treasury Notes (10 Year)	CME	December 2025	52,935,940	(482,402)
TOTAL SHORT POSITIONS					$(528,482)

Investment Portfolio - September 30, 2025
(unaudited)

ABS - Asset-Backed Security

CME - Chicago Mercantile Exchange

EUR - Euro

EUREX - Eurex Exchange

ICE - Intercontinental Exchange

IO - Interest only

JPY - Japanese Yen

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of September 30, 2025.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2025 was $30,503,600, or 3.7% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2025 was $432,283,646, which represented 53.0% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2025.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2025.

8Rate shown is the current yield as of September 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$4,927,660	$—	$4,927,660	$—
U.S. Treasury and other U.S. Government agencies	247,709,025	—	247,709,025	—
Corporate debt:
Communication Services	3,778,654	—	3,778,654	—
Consumer Discretionary	6,019,292	—	6,019,292	—
Energy	19,903,613	—	19,903,613	—
Financials	71,933,088	—	71,933,088	—
Industrials	21,186,417	—	21,186,417	—

Investment Portfolio - September 30, 2025
(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$10,162,088	$—	$10,162,088	$—
Real Estate	25,322,501	—	25,322,501	—
Utilities	9,993,908	—	9,993,908	—
Asset-backed securities	203,659,388	—	203,659,388	—
Commercial mortgage-backed securities	176,813,710	—	176,813,710	—
Foreign government bonds	4,700,237	—	4,700,237	—
Short-Term Investment	8,969,268	8,969,268	—	—
Other financial instruments:*
Foreign currency exchange contracts	210,823	210,823	—	—
Interest rate contracts	211,280	211,280	—	—
Total assets	815,500,952	9,391,371	806,109,581	—
Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(58,889)	(58,889)	—	—
Interest rate contracts	(585,122)	(585,122)	—	—
Total liabilities	(644,011)	(644,011)	—	—
Total	$814,856,941	$8,747,360	$806,109,581	$—

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2024 or September 30, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.